Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Finance income and expenses
Schedule of finance income
(a)	Finance income
	2022	2021	2020
	US $ in millions

Interest income on debt instruments at amortized cost	60.1	7.0	1.9
Interest income on debt instruments at fair value through other comprehensive income	24.0	0.3
Gain from repurchase of debt			6.2
Net foreign currency exchange rate differences	46.8	11.5
	130.9	18.8	8.1

Schedule of finance expenses
(b)	Finance expenses

	2022	2021	2020
	US $ in millions

Interest expenses	224.8	168.9	150.4
Adjustments to financial liabilities in respect of estimated cashflows and repayments (*)	5.1	3.9	22.0
Loss reclassified on derecognition of investment in debt instruments at fair value through other comprehensive income	2.6
Net foreign currency exchange rate differences			13.6
Impairment losses on trade and other receivables	6.9	2.8	3.3
	239.4	175.6	189.3

(*) In 2022, includes US$ 5 million expense in respect of the early repayment of Tranche-E (see also Note 1(b)).